SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Income Taxes (Details)	Dec. 31, 2025 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Unrecognized tax benefits	$ 0
Accrued for interest and penalties	$ 0